Common Stock and Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Information Related To Options Outstanding

Information related to options outstanding at December 31, 2017 is summarized below:

Date of Board of Directors’ Resolution	Options granted	Options granted after capital operations(a)	Options outstanding at Dec. 31, 2017(b) (c) (d)	Exercise price per share (€)(b) (c) (d)	Expiration date	Remaining duration
January 06, 2010	220,000	8,668	8,668	373.44	January 06, 2018	0.2 months
March 22, 2010	1,548,150	60,980	51,394	493.44	March 22, 2018	2.7 months
October 21, 2010	120,000	4,727	1,564	428.80	October 21, 2018	9.7 months
March 24, 2011	1,164,363	45,863	38,345	646.72	March 24, 2019	14.7 months
June 26, 2012	1,410,625	55,563	19,720	476.48	June 26, 2020	29.9 months
June 24, 2013	1,642,574	61,443	30,817	493.44	June 24, 2021	41.8 months
June 26, 2014	1,655,843	61,939	41,353	274.88	June 26, 2022	53.9 months
June 25, 2015	1,769,890	66,205	47,790	160.64	June 25, 2023	65.8 months
June 23, 2016	6,658,848	208,089	184,732	21.76	June 23, 2024	77.8 months

Total	16,190,293	573,477	424,383

(a)	Options granted adjusted following 2012 and 2016 capital increases and 2016 reverse split
(b)	Following the capital increase in October 2012, the stock options were adjusted as follows:

Date of stock options	Adjustment of number of options as of October 23, 2012	Exercise price before adjustment per share (€)	Adjusted exercise price per share (€)
January 06, 2010	231,538	14.71	13.98
March 22, 2010	1,430,622	19.44	18.47
October 21, 2010	126,291	16.88	16.05
March 24, 2011	1,150,636	25.48	24.21
June 26, 2012	1,483,424	18.77	17.84

(c)	Following the capital increase in February 2016, the stock options were adjusted as follows:

Date of stock options	Adjustment of number of options as of February 29, 2016	Exercise price before adjustment per share (€)	Adjusted exercise price per share (€)
January 06, 2010	277,370	13.98	11.67
March 22, 2010	1,675,700	18.47	15.42
October 21, 2010	100,072	16.05	13.40
March 24, 2011	1,287,848	24.21	20.21
June 26, 2012	1,061,569	17.84	14.89
June 24, 2013	1,495,770	18.47	15.42
June 26, 2014	1,782,127	10.29	8.59
June 25, 2015	1,998,861	6.01	5.02

(d)	Following the reverse split in July 2016, the stock options were adjusted as follows:

Date of stock options	Adjustment of number of options as of July 20, 2016	Exercise price before adjustment per share (€)	Adjusted exercise price per share (€)
January 06, 2010	8,668	11.67	373.44
March 22, 2010	52,183	15.42	493.44
October 21, 2010	3,128	13.40	428.80
March 24, 2011	40,167	20.21	646.72
June 26, 2012	20,766	14.89	476.48
June 24, 2013	43,238	15.42	493.44
June 26, 2014	49,660	8.59	274.88
June 25, 2015	63,013	5.02	160.64
June 23, 2016	208,089	0.68	21.76

Summary of Company's Stock Option Activity, and Related Information

A summary of the Company’s stock option activity, and related information for the years ended December 31, 2017 follows:

	2017		2016		2015
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	(weighted average exercise price in €)
Outstanding-beginning of year	510,837	235.86	10,043,037	16.14	10,696,143	19.31
Granted	—	—	6,658,848	0.68	1,769,890	6.01
Adjustments followings the reverse split	—	—	(16,004,834)	235.79	—	—
Adjustments followings the capital increase	—	—	1,976,021	13.48	—	—
Exercised	—	—	—	—	—	—
Forfeited	(86,454)	216.91	(2,162,235)	274.26	(2,422,996)	22.75

Outstanding-end of year	424,383	239.72	510,837	235.86	10,043,037	16.14
Exercisable-end of year	205,418	443.16	209,618	450.25	6,018,303	20.11

Summary of Assumptions Used to Value Options Plans

The following table lists the assumptions used to value the 2015 and 2016 options plans, the 2015 and 2016 performance units allocation plan according to IFRS 2. The Group uses the Black & Scholes model.

	Options granted	Volatility(1)	Risk- free rate	Exercise price per share (€)	Estimated Maturity (years)	Fair value per share at the grant date (€)	Dividends yields
2015 stock options plan	1,769,890	42%	0.14%	6.01	4	1.64	0.0%
2016 stock options plan	6,658,848	47%	-0.31%	0.68	4	0.23	0.0%

	Performance shares granted	Achievement of performance Conditions(2)	Fair value per share at the grant date (€)(3)	Dividends yields
2015 performance units allocation plan	712,300	0%	5.48	0.0%
2016 performance units allocation plan	2,566,880	50%	0.67	0.0%

(1)	Corresponds to the average of restated historical volatility and implied volatility.
(2)	Estimated.
(3)	Corresponds to CGG share price at the date of allocation

Summary of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense

According to IFRS 2, fair value of stock options and performance shares and units granted since November 7, 2002 must be recognized as an expense over the life of the plan. Detail of this expense is as follows:

	Year
	IFRS 2 total expense			Of which for the executive managers of the Group
	2017	2016	2015	2017	2016	2015
	(In millions of US$)
2012 stock options plan	—	0.2	0.2	—	0.1	(0.2)
2013 stock options plan	0.1	0.3	1.1	—	—	0.1
2014 stock options plan	0.3	1.1	1.6	—	0.1	0.4
2015 stock options plan	0.4	0.9	0.5	0.1	0.2	0.1
2016 stock options plan	0.4	0.3	—	0.1	—	—
2013 performance units plan — paid in shares	—	—	(0.8)	—	—	(0.1)
2014 performance units plan — paid in shares	—	(0.6)	0.1	—	(0.1)	—
2015 performance units plan — paid in shares	(0.5)	0.1	0.4	(0.1)	—	—
2016 performance units plan — paid in shares	0.1	0.2	—	—	—	—

Recognized expense from equity-settled share based payment transactions	0.8	2.5	3.1	0.1	0.3	0.3